Contractual obligations and commitments (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2023	Jun. 30, 2023
Efgartigimod
Commitments [Line Items]
Outstanding commitment		$ 379.2
Contractual obligations		$ 2.3
Halozyme | Global Collaboration and License Agreement
Commitments [Line Items]
Payment for additional milestones	$ 18.0